[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


December 23, 2008


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

         Re:      Van Kampen Unit Trusts, Series 823
                  (No. 333-154219)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., as Depositor of the above-referenced Trust (the "Trust"), and pursuant to Rule 497(b) under the Securities Act of 1933, transmitted herewith is a copy of the final Prospectus for the Trust, which became effective on December 23, 2008.

Very truly yours,

/s/Bill Belitsky
Bill Belitsky

for PAUL, HASTINGS, JANOFSKY & WALKER LLP